Operating Lease (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
Schedule of Operating Lease
	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD

Short-term leases	237,205	257,243	232,081	50,570